Commitments And Contingencies (Schedule Of Future Minimum Rental Payments For Operating Leases) (Details) (USD $)	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 1,371,748
2013	1,275,544
2014	1,234,023
2015	1,230,024
2016	1,261,422
Remaining	10,365,541
Future minimum lease commitments	$ 16,738,302